UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05178

Name of Fund: BlackRock Equity Dividend Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Equity Dividend Fund, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2014

Date of reporting period: 04/30/2014

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2014 (Unaudited)	BlackRock Equity Dividend Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 7.2%
Honeywell International, Inc.	4,126,500	$383,351,850
Lockheed Martin Corp.	1,509,300	247,736,502
Northrop Grumman Corp.	3,502,200	425,552,322
Raytheon Co.	6,330,700	604,455,236
United Technologies Corp.	4,690,800	555,062,364

		2,216,158,274
Air Freight & Logistics — 1.1%
United Parcel Service, Inc., Class B	3,420,600	336,929,100
Auto Components — 0.5%
Johnson Controls, Inc.	3,620,800	163,442,912
Beverages — 1.9%
The Coca-Cola Co.	5,855,600	238,849,924
Diageo PLC	11,483,300	351,845,961

		590,695,885
Capital Markets — 0.8%
Morgan Stanley	7,350,800	227,360,244
Chemicals — 3.5%
The Dow Chemical Co.	4,598,400	229,460,160
E.I. du Pont de Nemours & Co.	7,688,900	517,616,748
Olin Corp.	3,329,700	93,564,570
Praxair, Inc.	1,712,700	223,592,985

		1,064,234,463
Commercial Banks — 9.2%
Fifth Third Bancorp	16,723,200	344,665,152
M&T Bank Corp.	649,000	79,184,490
SunTrust Banks, Inc.	12,780,850	488,995,321
The Toronto-Dominion Bank	6,632,100	319,064,489
US Bancorp	11,937,600	486,815,328
Wells Fargo & Co.	21,989,700	1,091,568,708

		2,810,293,488
Communications Equipment — 1.5%
Motorola Solutions, Inc.	3,711,000	235,945,380
QUALCOMM, Inc.	2,962,800	233,201,988

		469,147,368
Consumer Finance — 1.5%
American Express Co.	5,090,200	445,036,186
Containers & Packaging — 0.7%
MeadWestvaco Corp.	5,400,700	211,005,349
Diversified Financial Services — 5.4%
Bank of America Corp.	6,114,300	92,570,502
Citigroup, Inc.	7,301,700	349,824,447
CME Group, Inc.	3,029,500	213,246,505
Common Stocks	Shares	Value
Diversified Financial Services (concluded)
JPMorgan Chase & Co.	17,677,700	$989,597,646

		1,645,239,100
Diversified Telecommunication Services — 2.0%
BCE, Inc.	2,113,500	94,135,290
Verizon Communications, Inc.	11,225,300	524,558,269

		618,693,559
Electric Utilities — 2.3%
Duke Energy Corp.	1,808,500	134,715,165
ITC Holdings Corp.	2,438,300	90,143,951
NextEra Energy, Inc.	3,584,400	357,902,340
Northeast Utilities	2,806,900	132,654,094

		715,415,550
Electrical Equipment — 0.4%
Rockwell Automation, Inc.	1,072,300	127,796,714
Energy Equipment & Services — 0.6%
Schlumberger Ltd.	1,903,200	193,269,960
Food & Staples Retailing — 0.6%
Wal-Mart Stores, Inc.	2,243,800	178,853,298
Food Products — 2.7%
General Mills, Inc.	4,288,900	227,397,478
Kraft Foods Group, Inc.	2,721,100	154,721,746
Mondelez International, Inc., Class A	8,475,400	302,148,010
Unilever NV - NY Shares	3,565,800	152,687,556

		836,954,790
Health Care Equipment & Supplies — 0.4%
Abbott Laboratories	2,757,200	106,813,928
Health Care Providers & Services — 0.4%
Quest Diagnostics, Inc.	2,291,800	128,180,374
Hotels, Restaurants & Leisure — 1.5%
McDonald’s Corp.	4,424,900	448,596,362
Household Products — 2.0%
Kimberly-Clark Corp.	2,095,500	235,219,875
The Procter & Gamble Co.	4,600,700	379,787,785

		615,007,660
Industrial Conglomerates — 4.2%
3M Co.	2,423,900	337,140,251
General Electric Co.	34,778,200	935,185,798

		1,272,326,049
Insurance — 5.4%
ACE Ltd.	3,311,800	338,863,376
The Chubb Corp.	2,971,400	273,606,512
MetLife, Inc.	2,719,200	142,350,120
Prudential Financial, Inc.	6,666,900	537,885,492

BLACKROCK EQUITY DIVIDEND FUND	APRIL 30, 2014	1

Schedule of Investments (continued)	BlackRock Equity Dividend Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Insurance (concluded)
The Travelers Cos., Inc.	3,977,200	$360,254,776

		1,652,960,276
Integrated Oil & Gas — 8.4%
Chevron Corp.	7,471,100	937,772,472
ConocoPhillips	2,363,300	175,616,823
Exxon Mobil Corp.	6,609,100	676,837,931
Marathon Oil Corp.	6,960,100	251,607,615
Total SA - ADR	7,446,500	530,488,660

		2,572,323,501
IT Services — 2.0%
Automatic Data Processing, Inc.	1,208,400	94,206,864
International Business Machines Corp.	2,586,600	508,189,302

		602,396,166
Leisure Equipment & Products — 0.5%
Mattel, Inc.	4,225,600	165,706,904
Media — 3.3%
Comcast Corp., Special Class A	15,883,600	810,540,108
The Walt Disney Co.	2,368,900	187,948,526

		998,488,634
Metals & Mining — 1.5%
BHP Billiton Ltd.	10,831,600	381,452,075
Southern Copper Corp.	2,785,000	83,939,900

		465,391,975
Multi-Utilities — 2.2%
Dominion Resources, Inc.	4,787,700	347,299,758
Sempra Energy	1,707,500	168,376,575
Wisconsin Energy Corp.	2,900,900	140,635,632

		656,311,965
Oil & Gas Exploration & Production — 1.0%
Occidental Petroleum Corp.	3,292,100	315,218,575
Oil, Gas & Consumable Fuels — 4.1%
Enbridge, Inc.	8,985,400	433,591,356
Kinder Morgan, Inc.	4,712,798	153,919,983
Marathon Petroleum Corp.	3,271,800	304,113,810
Phillips 66	1,528,200	127,176,804
Royal Dutch Shell PLC, Class A	2,240,600	88,580,327
Spectra Energy Corp.	3,932,900	156,175,459

		1,263,557,739
Paper & Forest Products — 0.7%
International Paper Co.	4,777,300	222,861,045
Pharmaceuticals — 8.7%
AbbVie, Inc.	2,757,200	143,594,976
Bristol-Myers Squibb Co.	10,325,300	517,194,277

Common Stocks	Shares	Value
Pharmaceuticals (concluded)
Johnson & Johnson	5,610,600	$568,297,674
Merck & Co., Inc.	11,830,100	692,770,656
Pfizer, Inc.	23,372,900	731,104,312

		2,652,961,895
Professional Services — 0.2%
Nielsen Holdings NV	1,382,300	64,898,985
Real Estate Investment Trusts (REITs) — 0.8%
American Tower Corp.	1,423,956	118,928,805
Weyerhaeuser Co.	4,317,400	128,874,390

		247,803,195
Road & Rail — 1.4%
CSX Corp.	3,693,300	104,224,926
Union Pacific Corp.	1,659,800	316,075,714

		420,300,640
Semiconductors & Semiconductor Equipment — 1.3%
Intel Corp.	15,036,700	401,329,523
Software — 1.9%
Microsoft Corp.	14,226,100	574,734,440
Specialty Retail — 2.3%
The Home Depot, Inc.	9,001,200	715,685,412
Textiles, Apparel & Luxury Goods — 1.2%
VF Corp.	6,003,600	366,759,924
Tobacco — 1.5%
Altria Group, Inc.	3,750,800	150,444,588
Philip Morris International, Inc.	3,644,500	311,349,635

		461,794,223
Water Utilities — 0.7%
American Water Works Co., Inc.	4,666,800	212,479,404
Total Long-Term Investments (Cost — $21,307,065,051) — 99.5%		30,455,415,034

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (a)(b)	182,215,907	182,215,907
Total Short-Term Securities (Cost — $182,215,907) — 0.6%		182,215,907

BLACKROCK EQUITY DIVIDEND FUND	APRIL 30, 2014	2

Schedule of Investments (continued)	BlackRock Equity Dividend Fund (Percentages shown are based on Net Assets)

Value
Total Investments (Cost — $21,489,280,958*) — 100.1%	$30,637,630,941
Liabilities in Excess of Other Assets — (0.1)%	(24,312,321)

Net Assets — 100.0%	$30,613,318,620

*	As of April 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$21,493,342,302

Gross unrealized appreciation	$9,211,725,986
Gross unrealized depreciation	(67,437,347)

Net unrealized appreciation	$9,144,288,639

Notes to Schedule of Investments

(a)	Investments in issuers considered to be an affiliate of the Fund during the period ended April 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2013	Net Activity	Shares Held at April 30, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	843,123,062	(660,907,155)	182,215,907	$101,152

(b)	Represents the current yield as of report date.

Portfolio Abbreviations

ADR	American Depositary Receipts

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BLACKROCK EQUITY DIVIDEND FUND	APRIL 30, 2014	3

Schedule of Investments (continued)	BlackRock Equity Dividend Fund

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of April 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense	$2,216,158,274	—	—	$2,216,158,274
Air Freight & Logistics	336,929,100	—	—	336,929,100
Auto Components	163,442,912	—	—	163,442,912
Beverages	238,849,924	$351,845,961	—	590,695,885
Capital Markets	227,360,244	—	—	227,360,244
Chemicals	1,064,234,463	—	—	1,064,234,463
Commercial Banks	2,810,293,488	—	—	2,810,293,488
Communications
Equipment	469,147,368	—	—	469,147,368
Consumer Finance	445,036,186	—	—	445,036,186
Containers & Packaging	211,005,349	—	—	211,005,349
Diversified Financial Services	1,645,239,100	—	—	1,645,239,100
Diversified Telecommunication Services	618,693,559	—	—	618,693,559
Electric Utilities	715,415,550	—	—	715,415,550
Electrical Equipment	127,796,714	—	—	127,796,714
Energy Equipment & Services	193,269,960	—	—	193,269,960
Food & Staples Retailing	178,853,298	—	—	178,853,298
Food Products	836,954,790	—	—	836,954,790

BLACKROCK EQUITY DIVIDEND FUND	APRIL 30, 2014	4

Schedule of Investments (concluded)	BlackRock Equity Dividend Fund

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of April 30, 2014 (concluded):

	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Investments (concluded):
Common Stocks (concluded):
Health Care Equipment & Supplies	$106,813,928	—	—	$106,813,928
Health Care Providers & Services	128,180,374	—	—	128,180,374
Hotels, Restaurants & Leisure	448,596,362	—	—	448,596,362
Household Products	615,007,660	—	—	615,007,660
Industrial Conglomerates	1,272,326,049	—	—	1,272,326,049
Insurance	1,652,960,276	—	—	1,652,960,276
Integrated Oil & Gas	2,572,323,501	—	—	2,572,323,501
IT Services	602,396,166	—	—	602,396,166
Leisure Equipment & Products	165,706,904	—	—	165,706,904
Media	998,488,634	—	—	998,488,634
Metals & Mining	83,939,900	$381,452,075	—	465,391,975
Multi-Utilities	656,311,965	—	—	656,311,965
Oil & Gas Exploration & Production	315,218,575	—	—	315,218,575
Oil, Gas & Consumable Fuels	1,174,977,412	88,580,327	—	1,263,557,739
Paper & Forest Products	222,861,045	—	—	222,861,045
Pharmaceuticals	2,652,961,895	—	—	2,652,961,895
Professional Services	64,898,985	—	—	64,898,985
Real Estate Investment Trusts (REITs)	247,803,195	—	—	247,803,195
Road & Rail	420,300,640	—	—	420,300,640
Semiconductors & Semiconductor Equipment	401,329,523	—	—	401,329,523
Software	574,734,440	—	—	574,734,440
Specialty Retail	715,685,412	—	—	715,685,412
Textiles, Apparel & Luxury Goods	366,759,924	—	—	366,759,924
Tobacco	461,794,223	—	—	461,794,223
Water Utilities	212,479,404	—	—	212,479,404
Short-Term Investment Fund	182,215,907	—	—	182,215,907

Total	$29,815,752,578	$821,878,363	—	$30,637,630,941

The carrying amount for certain of the Fund’s assets and/or liabilities approximates fair value for financial reporting purposes. As of April 30, 2014, foreign currency at value of $2,419,961 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended April 30, 2014.

BLACKROCK EQUITY DIVIDEND FUND	APRIL 30, 2014	5

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Equity Dividend Fund

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Equity Dividend Fund

Date:	June 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Equity Dividend Fund

Date:	June 23, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Equity Dividend Fund

Date:	June 23, 2014